EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share
	For the years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Basic	188,011,825	673,025,055	683,751,534
Elimination of convertible senior notes interest on assumed conversion	-	64,960,833	-
Elimination of exchange gain on convertible senior notes on assumed conversion	-	5,862,093	-
Elimination of change in fair value of convertible senior notes on assumed conversion	-	(150,790,707)	-
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders – Diluted	188,011,825	593,057,274	683,751,534

Denominator:
Denominator for basic calculation - weighted average number of ordinary shares outstanding	94,018,394	122,980,870	124,618,416
Dilutive effects of share options	2,017,591	3,934,741	3,184,545
Assumed conversion of convertible senior notes	-	26,870,920
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	96,035,985	153,786,531	127,802,961

Basic earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	2.00	5.47	5.49
Diluted earnings per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	1.96	3.86	5.35